Federated Government Obligations Tax-Managed Fund
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER GOTXX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2014
Effective on July 20, 2015, the Fund will offer Automated Shares by a separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Automated Shares.
July 20, 2015
Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452726 (7/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Government Obligations Tax-Managed Fund
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER GOTXX)
SERVICE SHARES (TICKER GTSXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION, DATED SEPTEMBER 30, 2014
Effective on July 20, 2015, the Fund will offer Automated Shares by a separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Automated Shares.
July 20, 2015
Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452727 (7/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Government Reserves Fund
A Portfolio of Money Market Obligations Trust
CLASS P SHARES (TICKER GRFXX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED SEPTEMBER 30, 2014
1. Effective on July 20, 2015, the Fund's current unnamed share class shall be designated Class P Shares.
2. Effective on July 20, 2015, the Fund will offer Class A Shares, Class B Shares, Class C Shares and Class F Shares by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Class A Shares, Class B Shares, Class C Shares and Class F Shares.
3. Effective July 20, 2015, the Fund's management fee was reduced to 0.20%. Under the heading entitled “Risk/Return Summary: Fees and Expenses,” please delete the Fee Table and Example and replace them with the following:
This table describes the fees and expenses that you may pay if you buy and hold Class P Shares (P) of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.20%
Distribution (12b-1) Fee	0.55%
Other Expenses	0.45%
Total Annual Fund Operating Expenses[1]	1.20%
Fee Waivers and/or Expense Reimbursements[1,2]	0.18%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.02%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) August 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$122
3 Years	$381
5 Years	$660
10 Years	$1,455
July 20, 2015
Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452725 (7/15)
Federated Government Reserves Fund
A Portfolio of Money Market Obligations Trust
CLASS P SHARES (TICKER GRFXX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2014
1. Effective on July 20, 2015, the Fund's current unnamed share class shall be designated Class P Shares.
2. Effective on July 20, 2015, the Fund will offer Class A Shares, Class B Shares, Class C Shares and Class F Shares by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Class A Shares, Class B Shares, Class C Shares and Class F Shares.
3. Effective July 20, 2015, the Fund's management fee was reduced to 0.20%. Under the heading entitled “Risk/Return Summary: Fees and Expenses,” please delete the Fee Table and Example and replace them with the following:
This table describes the fees and expenses that you may pay if you buy and hold Class P Shares (P) of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.20%
Distribution (12b-1) Fee	0.55%
Other Expenses	0.45%
Total Annual Fund Operating Expenses[1]	1.20%
Fee Waivers and/or Expense Reimbursements[1,2]	0.18%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.02%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) August 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$122
3 Years	$381
5 Years	$660
10 Years	$1,455

4. Under the heading entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete the chart and replace it with the following chart:
FEDERATED GOVERNMENT RESERVES FUND - P CLASS
ANNUAL EXPENSE RATIO: 1.20%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$122.28	$10,380.00
2	$10,380.00	$519.00	$10,899.00	$126.93	$10,774.44
3	$10,774.44	$538.72	$11,313.16	$131.75	$11,183.87
4	$11,183.87	$559.19	$11,743.06	$136.76	$11,608.86
5	$11,608.86	$580.44	$12,189.30	$141.95	$12,050.00
6	$12,050.00	$602.50	$12,652.50	$147.35	$12,507.90
7	$12,507.90	$625.40	$13,133.30	$152.95	$12,983.20
8	$12,983.20	$649.16	$13,632.36	$158.76	$13,476.56
9	$13,476.56	$673.83	$14,150.39	$164.79	$13,988.67
10	$13,988.67	$699.43	$14,688.10	$171.05	$14,520.24
Cumulative		$5,947.67		$1,454.57
July 20, 2015
Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452724 (7/15)
Federated Government Reserves Fund
A Portfolio of Money Market Obligations Trust
CLASS P Shares (TICKER GRFXX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2014
1. Effective on July 20, 2015, the Fund's current unnamed share class shall be designated Class P Shares.
2. Effective on July 20, 2015, the Fund will offer Class A Shares, Class B Shares, Class C Shares and Class F Shares by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Class A Shares, Class B Shares, Class C Shares and Class F Shares.
July 20, 2015

Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452723 (7/15)